As filed with the Securities and Exchange Commission on September 6, 2017.
1933 Act Registration No. 333-218855
1940 Act Registration No. 811-23149
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 6	☒
(Check appropriate box or boxes)

THRIVENT CORE FUNDS
(Exact name of registrant as specified in charter)

625 FOURTH AVENUE SOUTH
MINNEAPOLIS, MINNESOTA 55415
(Address of Principal Executive Offices)(Zip Code)
Registrant's Telephone Number, including Area Code: (612) 844-4198

MICHAEL W. KREMENAK
SECRETARY AND CHIEF LEGAL OFFICER
THRIVENT CORE FUNDS
625 FOURTH AVENUE SOUTH
MINNEAPOLIS, MINNESOTA 55415
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
☒	immediately upon filing pursuant to paragraph (b):
☐	on (date) pursuant to paragraph (b)
☐	on (date) after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

In addition to the Fund described in this Registration Statement, the Registrant offers another series pursuant to a separate prospectus and statement of additional information filed only under the Investment Company Act of 1940; the filing of this Registration Statement does not affect such other prospectus and statement of additional information of the Registrant.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 6th day of September, 2017.
THRIVENT CORE FUNDS
/s/ Michael W. Kremenak
Michael W. Kremenak
Secretary and Chief Legal Officer
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 6th day of September, 2017:
Signature	Title
/s/ David S. Royal	President (Principal Executive Officer) and Trustee
David S. Royal
/s/ Gerard V. Vaillancourt	Treasurer (Principal Financial and Accounting Officer)
Gerard V. Vaillancourt
*	Trustee
Janice B. Case
*	Trustee
Robert J. Chersi
*	Trustee
Richard A. Hauser
*	Trustee
Marc S. Joseph
*	Trustee
Paul R. Laubscher
*	Trustee
James A. Nussle
*	Trustee
Verne O. Sedlacek
*	Trustee
Constance L. Souders
*	Trustee
Russell W. Swansen

*	Michael W. Kremenak, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Trustees of Thrivent Mutual Funds pursuant to the powers of attorney duly executed by such persons.

Dated: September 6, 2017	/s/ Michael W. Kremenak
Michael W. Kremenak
Attorney-in-Fact

Index Insert
EXHIBIT INDEX
Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase